Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel Expenses [Abstract]
Disclosure of Detailed Information about Employee Expenses and Head Count

in CHF thousands	2022	2021	2020
Salaries	(27,737)	(25,909)	(23,525)
Share-based compensation (non-cash effective)	(5,088)	(4,085)	(2,932)
Pension costs	(3,192)	(3,059)	(3,080)
Social security costs	(2,399)	(2,535)	(2,393)
Other personnel expenses	(1,473)	(663)	(1,704)
Total year ended December 31	(39,889)	(36,251)	(33,634)

Full-time equivalents and head count	2022	2021	2020
Average number of full-time equivalents	167.4	158.3	142.5
Full-time equivalents at year end	175.3	163.2	145.4
Headcount at year end	191	177	159

Disclosure of Net Defined Benefit Liability (Asset)

in CHF thousands	2022	2021
Defined benefit pension plans
Actuarial assumptions
Discount rate at January 1	0.40%	0.20%
Discount rate at December 31 (1)	2.25%	0.40%
Future salary increases at December 31	2.00%	2.00%
Mortality tables	BVG2020 GT	BVG2020 GT
Date of last actuarial valuation	31.12.2022	31.12.2021
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31	52,529	54,461
Fair value of plan assets at December 31	50,284	47,979
Net defined benefit liability at December 31 (2)	2,245	6,483
Components of defined benefit cost in profit or loss
Current service cost (employer)	3,137	3,097
Past service cost	—	(94)
Interest expense on defined benefit obligation	231	114
Interest income on plan assets	(203)	(86)
Administrative cost excl. cost for managing plan assets	27	27
Defined benefit cost recognized in profit or loss	3,192	3,059
thereof service cost and administrative cost	3,164	3,031
thereof net interest expense on the net defined benefit liability	28	28
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1	6,483	13,423
Defined benefit cost recognized in profit or loss (3)	3,192	3,059
Remeasurement of net pension liabilities	(5,334)	(8,012)
Contributions by the employer (3)	(2,096)	(1,987)
Net defined benefit liability at December 31 (2)	2,245	6,483

Reconciliation of defined benefit obligation
Defined benefit obligation at January 1	54,461	54,512
Interest expenses on defined benefit obligation	231	114
Current service cost (employer)	3,137	3,097
Contributions by plan participants	1,317	1,246
Benefits (paid)/deposited	2,032	1,067
Past service cost	—	(94)
Administrative cost (excl. cost for managing plan assets)	27	27
Actuarial (gain)/loss on defined benefit obligation	(8,676)	(5,508)
Defined benefit obligation at December 31	52,529	54,461
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	(12,222)	(2,303)
Actuarial (gain) / loss on changes in demographic assumptions	—	(2,432)
Actuarial (gain) / loss arising from experience adjustments	3,546	(773)
Actuarial (gain)/loss on defined benefit obligation	(8,676)	(5,508)
Return on plan assets excluding interest income	3,342	(2,504)
Remeasurement of net pension liabilities	(5,334)	(8,012)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1	47,979	41,089
Interest income on plan assets	203	86
Contributions by the employer	2,096	1,987
Contributions by plan participants	1,317	1,246
Benefits (paid)/deposited	2,032	1,067
Return on plan assets excl. interest income	(3,342)	2,504
Fair value of plan assets at December 31	50,284	47,979
Best estimate of contributions of next year
Contributions by the employer	2,231	2,060
Plan asset classes
Cash and cash equivalents	7,896	9,581
Equity instruments	20,754	20,246
Debt instruments (e.g. bonds)	8,200	6,130
Real estate funds	1,793	1,612
Others	1,748	1,547
Total plan assets at fair value (quoted market price)	40,391	39,116
Others	9,892	8,862
Total plan assets at fair value (non-quoted market price)	9,892	8,862
Total plan assets at fair value at December 31	50,284	47,979
thereof entity's own transferable financial instruments	—	—
thereof property occupied or other assets used by the entity	—	—
Sensitivity (4)
Defined benefit obligation at December 31 with discount rate -0.25%	54,524	57,066
Defined benefit obligation at December 31 with discount rate +0.25%	50,672	52,054
Defined benefit obligation at December 31 with interest rate on retirement savings capital -0.25%	51,699	53,576

Defined benefit obligation at December 31 with interest rate on retirement savings capital +0.25%	53,383	55,373
Defined benefit obligation at December 31 with salary increases -0.25%	52,253	53,993
Defined benefit obligation at December 31 with salary increases +0.25%	52,768	54,947
Defined benefit obligation at December 31 with life expectancy +1 year	53,090	55,283
Defined benefit obligation at December 31 with life expectancy -1 year	51,961	53,569
Maturity profile of defined benefit obligation
Weighted average duration of defined obligation in years at December 31	15.0	18.5
Weighted average duration of defined obligation in years at December 31 for active members	14.8	18.3
Weighted average duration of defined obligation in years at December 31 for pensioners	16.3	19.6

(1) Discount rates are based on industry benchmarks related to benefits with a 20 year duration.
(2) In liabilities for employee benefits, as presented in the consolidated statement of financial position included are also TCHF 307 (2021: TCHF 257; 2020: TCHF 255) for accrued sabbatical cost.
(3) The sum of these two positions represent the non-cash effective pension costs recognized in the profit and loss section of the consolidated statement of comprehensive income of which TCHF 846 are research and development costs (2021: TCHF 837; 2020: TCHF 1,039) and TCHF 250 are selling, general and administrative costs (2021: TCHF 235; 2020: TCHF 214).
(4) For the most important parameters which influence the pension obligation of the Company a sensitivity analysis was performed. The discount rate and the assumption for salary increases were modified by a certain percentage value. Sensitivity on mortality was calculated by changing the mortality with a constant factor for all age groups. With this procedure the Company could change the longevity for most of the age categories by one year longer or shorter than the baseline value.

Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income
The table below presents the amounts that are reflected in the statement of comprehensive income for the periods indicated:

in CHF thousands	2022	2021	2020

Components of defined benefit cost in profit or loss
Current service cost (employer)	3,137	3,097	3,033
Past service cost	—	(94)	—
Interest expense on defined benefit obligation	231	114	103
Interest income on plan assets	(203)	(86)	(80)
Administrative cost excl. cost for managing plan assets	27	27	24
Defined benefit cost recognized in profit or loss	3,192	3,059	3,080
thereof service cost and administrative cost	3,164	3,031	3,057
thereof net interest expense on the net defined benefit liability	28	28	23

Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	(12,222)	(2,303)	—
Actuarial (gain) / loss on changes in demographic assumptions	—	(2,432)	—
Actuarial (gain) / loss arising from experience adjustments	3,546	(773)	335
Actuarial (gain)/loss on defined benefit obligation	(8,676)	(5,508)	335
Return on plan assets excluding interest income	3,342	(2,504)	1,179
Remeasurement of net pension liabilities	(5,334)	(8,012)	1,514

Disclosure of Conditions and Inputs Used in the Measurement of the Fair Values at Grant Dates
The following table provides the conditions as well as the inputs used in the measurement of the values at grant dates:

RSU/PSU, conditions and assumptions	2022	2021
Nature of arrangement	Grant of PSU/RSU	Grant of PSU/RSU
Grant date RSU	April 13, 2022	April 21, 2021
Grant dates PSU	Jan 1 - Oct 1	Jan 1 - Oct 1
Number of RSU granted	33,015	29,519
Number of PSU granted	307,137	230,536
Weighted average exercise price (CHF)	0.10	0.10
Share price (CHF)	6.55 - 18.88	17.90 - 23.25
Vesting period for RSU (years)	1.00	1.00
Full contractual life for RSU (years)	3.00	3.00
Vesting period for PSU (years), Management Board	3.00	3.00
Vesting period for PSU (years), employees excluding Management Board	3.00 (pro-rata annual vesting)	3.00 (pro-rata annual vesting)
Full contractual life for PSU (years)	3.00	3.00
Settlement	Common Shares	Common Shares
Expected volatility on Common shares	64.69 - 76.84	58.57 - 61.69
Risk-free interest rate p. a. (%) / CHF LIBOR / Common shares	(0.54) - (0.71)	(0.58) - (0.61)
Expected volatility on NBI	25.89 - 28.16	26.21 - 27.01
Risk-free interest rate p. a. (%) / USD LIBOR / NBI	0.58 - 4.78	0.24 - 0.34
Expected volatility on SPI	15.57 - 17.02	15.96 - 16.15
Risk-free interest rate p. a. (%) / CHF LIBOR / SPI	(0.54) - (0.71)	(0.58) - (0.61)
Expected dividend (CHF)	—	—
Weighted average fair value of rights granted (CHF)	17.08	24.56
Latest expiry date	Sep 30, 2025	Sep 30, 2024
Valuation model	Monte Carlo	Monte Carlo

Disclosure of Movements in the Number of Share Options
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2020	915,163	2.74	382,059	6.42	533,104	0.10
Granted	260,055	0.10	—	—	260,055	0.10
(Performance adjustment) (1)	(1,022)	0.10	—	—	(1,022)	0.10
(Forfeited) (2)	(66,518)	0.10	—	—	(66,518)	0.10
(Expired)	—	—	—	—	—	—
(Exercised options, vested PSU / RSU) (3)	(145,656)	1.85	(63,157)	4.14	(82,499)	0.10
Balance outstanding at December 31, 2021	962,022	2.35	318,902	6.87	643,120	0.10
Granted	340,152	0.10	—	—	340,152	0.10
(Performance adjustment) (1)	—	0.10	—	—	—	0.10
(Forfeited) (2)	(63,990)	0.10	—	—	(63,990)	0.10
(Expired)	(3,220)	5.40	(3,220)	5.40	—	—
(Exercised options, vested PSU / RSU) (3)	(252,058)	1.00	(33,577)	6.85	(218,481)	0.10
Balance outstanding at December 31, 2022	982,906	2.05	282,105	6.89	700,801	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising during the year ended 2022 amounted to CHF 22.35
(2021: CHF 19.87)

Disclosure of Movements in the Number of PSUs and RSUs
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2020	915,163	2.74	382,059	6.42	533,104	0.10
Granted	260,055	0.10	—	—	260,055	0.10
(Performance adjustment) (1)	(1,022)	0.10	—	—	(1,022)	0.10
(Forfeited) (2)	(66,518)	0.10	—	—	(66,518)	0.10
(Expired)	—	—	—	—	—	—
(Exercised options, vested PSU / RSU) (3)	(145,656)	1.85	(63,157)	4.14	(82,499)	0.10
Balance outstanding at December 31, 2021	962,022	2.35	318,902	6.87	643,120	0.10
Granted	340,152	0.10	—	—	340,152	0.10
(Performance adjustment) (1)	—	0.10	—	—	—	0.10
(Forfeited) (2)	(63,990)	0.10	—	—	(63,990)	0.10
(Expired)	(3,220)	5.40	(3,220)	5.40	—	—
(Exercised options, vested PSU / RSU) (3)	(252,058)	1.00	(33,577)	6.85	(218,481)	0.10
Balance outstanding at December 31, 2022	982,906	2.05	282,105	6.89	700,801	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising during the year ended 2022 amounted to CHF 22.35
(2021: CHF 19.87)

Disclosure of Exercise Prices, Number and Weighted Average Remaining Contractual Life of Outstanding Instruments
The following table applies to all share options, PSUs and RSUs outstanding at December 31, 2022:

Exercise price CHF	Options / PSU/RSU (number)	Remaining life (years)	Thereof exercisable options
Options
6.06	15,450	1.4	15,450
6.94	266,655	1.7	266,655
PSU/RSU
0.10	700,801	1.1
Total	982,906		282,105
The following table applies to all share options, PSUs and RSUs outstanding at December 31, 2021:

Exercise price CHF	Options / PSU/RSU (number)	Remaining life (years)	Thereof exercisable options
Options
2.31	1,160	0.7	1,160
6.05	2,815	1.0	2,815
6.06	15,450	2.4	15,450
6.94	299,477	2.7	299,477
PSU/RSU
0.10	643,120	1.2
Total	962,022		318,902

Disclosure of Non-Cash Costs for Share-Based Payments by Functions
The non-cash costs for share-based payments recognized in the statement of comprehensive income can be attributed to the Group’s two functions as follows:

in CHF thousands	2022	2021	2020
Research and development	3,010	2,208	1,573
Selling, general and administrative	2,078	1,877	1,359
Total year ended December 31	5,088	4,085	2,932